COMMITMENTS AND CONTINGENT LIABILITIES - ESTIMATED FUTURE ANNUAL PAYMENTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 1,400	¥ 1,258
Within one year
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	380	205
Between one and two years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	79	83
Between two and three years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	33	32
Between three and four years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	28	28
Between four and five years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	28	28
Later than five years
Disclosure of estimated future annual payments [line items]
Estimated future annual payments	¥ 852	¥ 882